6. PRIVATE PLACEMENT	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
6. PRIVATE PLACEMENT

On October 30, 2013, the Company, entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with the institutional and other accredited investors identified therein (each, an “Investor” and collectively, the “Investors”), relating to a private placement (the “Private Placement”) through the sale of the Company’s Common stock, Series A Convertible Preferred Stock ("Preferred stock"), and Warrants to Purchase Common Stock (“Warrants”) for an aggregate gross proceeds of $23,290,600.  Under the Securities Purchase Agreement, the Investors agreed to purchase units consisting of either (i) 3,145,300 shares of Common Stock, and Warrants to purchase an aggregate of 3,145,300 shares of Common stock at a purchase price of $2.00 per unit resulting in gross proceeds of $6,290,600; or (ii) 17,000 shares of Series A Convertible Preferred Stock, and Warrants to purchase 8,500,000 shares of Common Stock at a purchase price of $1,000 per unit, resulting in gross proceeds to the Company of $17,000,000.

In connection with the Placement, the Company incurred $1,495,037 of direct offering costs, resulting in net proceeds to the Company of 21,795,563. In addition, the Company granted warrants to purchase an aggregate of 726,856 shares of the Company’s common stock to the placement agents.

The Warrants are exercisable in whole or in part, at an initial exercise price per share of $2.50, and may be exercised in a cashless exercise if, after six months, there is no effective Registration Statement registering, or no current prospectus available for, the resale of the Warrant shares.  The exercise price and number of shares of Common Stock issuable under the Warrants are subject to adjustments for stock dividends, splits, combinations and similar events. The Warrants may be exercised at any time upon the election of the holder, beginning on the date of issuance and ending on the fifth anniversary of the date of issuance.

Series A Convertible Preferred Stock

A total of 17,000 shares of Series A Convertible Preferred Stock (the “Series A Preferred Stock”) have been authorized for issuance under the Certificate Of Designation Of Preferences And Rights Of Series A Convertible Preferred Stock (the “Certificate of Designation”).  The shares of Series A Preferred Stock have a stated value of $1,000 per share and are initially convertible into shares of Common Stock at a price of $2.00 per share (subject to adjustment as described below).  Under the Certificate of Designation, the holders of the Series A Preferred Stock have the following rights, preferences and privileges:

The Series A Preferred Stock may, at the option of the Investor, be converted at any time or from time to time into fully paid and non-assessable shares of Common Stock at the conversion price in effect at the time of conversion; provided, that a holder of Series A Preferred Stock may at any given time convert only up to that number of shares of Series A Preferred Stock so that, upon conversion, the aggregate beneficial ownership of the Company’s Common Stock (calculated pursuant to Rule 13d-3 of the Securities Exchange Act of 1934, as amended) of such Investor and all persons affiliated with such Investor, is not more than 4.99% of the Company’s Common Stock then outstanding (subject to adjustment up to 9.99% solely at the Investor’s discretion upon 60 days’ prior notice).  The number of shares into which one share of Series A Preferred Stock shall be convertible is determined by dividing the stated value of $1,000 per share by the initial Conversion Price.  The "Conversion Price" per share for the Series A Preferred Stock is initially equal to $2.00 (subject to appropriate adjustment for certain events, including stock splits, stock dividends, combinations, recapitalizations or other recapitalizations affecting the Series A Preferred Stock).

The Series A Preferred Stock will automatically be converted into Common Stock at the then applicable Conversion Price (i) upon the written consent of the Investors holding at least a majority of the outstanding shares of Series A Preferred Stock or (ii) if required by the Company for the Company to list its Common Stock on a national securities exchange; provided, any such conversions will continue to be limited by, and subject to the beneficial ownership conversion limitations set forth above.

Except as otherwise required by law, the holders of shares of Series A Preferred Stock shall not have the right to vote on matters that come before the stockholders; provided, that the Company will not, without the prior written consent of a majority of the outstanding Series A Preferred Stock: (i) amend, alter, or repeal any provision of the Articles of Incorporation (including the Certificate of Designation setting forth the rights of the Series A Preferred Stock) or Bylaws in a manner adverse to the Series A Preferred Stock; (ii) create or authorize the creation of or issue any other security convertible into or exercisable for any equity security, having rights, preferences or privileges senior to or on parity with the Series A Preferred Stock, or increase the authorized number of shares of Series A Preferred Stock; (iii) issue or sell any equity or debt securities for one year after the initial sale of the Series A Preferred Stock, subject to certain specified and other customary exceptions; or (iv) enter into any agreement with respect to any of the foregoing.

In the event of any dissolution or winding up of the Company, whether voluntary or involuntary, the proceeds shall be paid pari passu among the holders of the shares of Common Stock and Preferred Stock, pro rata based on the number of shares held by each such holder, treating for this purpose all such securities as if they had been converted to Common Stock.

The Company may not declare, pay or set aside any dividends on shares of any class or series of capital stock of the Company (other than dividends on shares of Common Stock payable in shares of Common Stock) unless the holders of the Series A Preferred Stock shall first receive, or simultaneously receive, an equal dividend on each outstanding share of Series A Preferred Stock.

The Company analyzed the conversion feature associated with the Series A Preferred for derivative accounting under ASC 815-20 and ASC 815-15, and determined that the conversion feature met the criteria for classification in equity and did not require derivative treatment under ASC 815-20 and ASC 815-15.

In accordance with ASC 470-20, the Company determined that the common stock into which the Series A Preferred on the date of issuance of the Series A Preferred was convertible at less than the fair value of the common shares using the relative fair method, resulting in a beneficial conversion feature that the Company recognized as an increase to additional paid-in capital and a deemed dividend to the Series A Preferred stockholders of $8,461,627.

Registration Rights Agreement.

The Company also entered into a Registration Rights Agreement (the “Registration Rights Agreement”) with the Investors, which sets forth the rights of the Investors to have their shares of Common Stock purchased in the Private Placement and the shares of Common Stock issuable upon (i) the conversion of the Series A Preferred Stock and (ii) the exercise of the Warrants, registered with the Securities and Exchange Commission (the “SEC”) for public resale under the Securities Act.  The Company will also be required to maintain the effectiveness of the Registration Statement until the earlier to occur of (i) the date on which all of the registrable securities covered by the Registration Rights Agreement have been sold; or (ii) transferred in a manner that they may be resold without subsequent registration under the Securities Act. The registration agreement was filed in December 2013 and was declared effective by the Securities and Exchange Commission on January 30, 2014.